Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,033
Ending balance	1,986	$ 2,033
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,236	6,084
Additions	433	402
Disposals	(253)	(159)
Foreign exchange and other	32	(91)
Ending balance	6,448	6,236
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,203)	(3,937)
Disposals	(164)	(59)
Amortization	400	391
Foreign exchange and other	23	(66)
Ending balance	(4,462)	(4,203)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	174
Ending balance	145	174
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	174	207
Additions	4
Disposals	(32)	(28)
Foreign exchange and other	(1)	(5)
Ending balance	145	174
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663
Ending balance	611	663
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,726	1,784
Additions	66	72
Disposals	(163)	(95)
Foreign exchange and other	(2)	(35)
Ending balance	1,627	1,726
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,063)	(1,055)
Disposals	(116)	(32)
Amortization	60	63
Foreign exchange and other	9	(23)
Ending balance	(1,016)	(1,063)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	529
Ending balance	567	529
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,994	1,844
Additions	236	156
Disposals	(11)	(13)
Foreign exchange and other	10	7
Ending balance	2,229	1,994
Computer equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,465)	(1,306)
Disposals	(9)	(11)
Amortization	201	185
Foreign exchange and other	5	(15)
Ending balance	(1,662)	(1,465)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239
Ending balance	229	239
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	913	902
Additions	40	69
Disposals	(27)	(13)
Foreign exchange and other	7	(45)
Ending balance	933	913
Other property, plant and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(674)	(649)
Disposals	(24)	(8)
Amortization	48	49
Foreign exchange and other	6	(16)
Ending balance	(704)	(674)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	428
Ending balance	434	428
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,429	1,347
Additions	87	105
Disposals	(20)	(10)
Foreign exchange and other	18	(13)
Ending balance	1,514	1,429
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,001)	(927)
Disposals	(15)	(8)
Amortization	91	94
Foreign exchange and other	3	(12)
Ending balance	$ (1,080)	$ (1,001)